UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05617

SCM Trust

(Exact name of registrant as specified in charter)

1875 Lawrence Street, Suite 300

Denver, CO 80202-1805

(Address of principal executive offices) (Zip code)

Stephen C. Rogers

1875 Lawrence Street, Suite 300

Denver, CO 80202-1805

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988.

Date of fiscal year end: December 31

Date of reporting period: October 31, 2019

ITEM 1. REPORTS TO STOCKHOLDERS

ANNUAL REPORT

October 31, 2019

Shelton Tactical Credit Fund

Beginning on May 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.sheltoncap.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800-955-9988 to let the Funds know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.sheltoncap.com.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of The SCM Trust which contains information about the management fee and other costs. Investments in shares of The SCM Trust are neither insured nor guaranteed by the U.S. Government.

Table of Contents	October 31, 2019

Shareholder Letter	2
About Your Fund’s Expenses	4
Top Holdings and Sector Breakdown	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Statement of Cash Flows	13
Financial Highlights	14
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	22
Additional Information	22
Board of Trustees and Executive Officers	23

Shareholder Letter (Unaudited)	October 31, 2019

Shelton Tactical Credit Fund

Performance

During the reported fiscal year period, November 1, 2018 through October 31, 2019, the Fund returned 0.37% for Institutional Share (DEBIX) and 0.22% for Investor Share (DEBTX). The Fund had strong positive contribution to return from long positions in municipal bonds with modest positive contributions from long positions in certain corporate bonds and cash equivalent securities. Short positions in corporate bonds and US Governments securities, which are used for hedging and idiosyncratic, opportunistic alpha purposes, detracted from overall Fund performance. During the period total return for the benchmark Bloomberg Barclays US Aggregate Total Return Index was 11.51%.

Market Observations and Outlook

The fiscal year period was marked by extreme volatility in the credit markets, defined by significant weakness in risk assets in November and December 2018, followed by strong recovery in risk assets over most of the following 10 months. After a strong recovery in risk assets from January to May, portfolio decisions were implemented to reduce Fund net exposure to risk assets. During this period late May-June, the Federal Reserve confirmed its policy stance pivot, and explicitly signaled it would ease rates in order to support markets and stimulate economic activity. The Fed’s decision to pivot policy focus was partly based on emerging signs of economic weakness and concerns that threats of trade wars would significantly reduce global economic activity. What ensued was an unusual mix of market responses, with a rally in risk-on assets, ie common stocks and credit, rallying on the expectation that the Fed stimulus would protect on the downside (ie the “Powell Put”), and a rally in risk-off assets, ie US Treasuries, in response to lower short term rates and pressure from growing amounts of global negative interest rates. As a result, both stock and bond markets ended the period with strong total returns, and most strategies that hedge risks and/or focused on relative value lagged market benchmarks. We would expect that these conditions will not continue, and relative value performance will normalize in the coming months and into 2020.

Fund Changes

In January 2019, Shelton Capital Management completed an asset purchase agreement and acquired substantially all the assets of Cedar Ridge Partners LLC. Subsequent to this transaction one of the Fund’s portfolio managers John Harnish left the firm and four new portfolio managers, Guy Benstead, Jeffrey Rosenkranz, David Falk and Alan Hart were added to the Fund. Alan Hart retired in April 2019. In June 2019, Cedar Ridge Unconstrained Credit Fund was successfully merged into Shelton Tactical Credit Fund. The Fund merger accrued several benefits to shareholders. As a result of the Fund merger, Shelton Tactical Credit Fund’s net assets grew to approximately $100mm as of the merger date, the Fund’s expense limitation agreement was extended to June 1, 2021 and the total annual operating expenses (excluding certain compliance costs, extraordinary expenses such as litigation or merger and reorganization expenses, for example) were reduced by 3 basis points from 1.67% to 1.64%, the Fund’s long-term track record was extended to 5 1/2 years since the Cedar Ridge Unconstrained Credit Fund became the performance survivor, and the portfolio management team grew from 2 portfolio managers to 3 portfolio managers as of the fiscal year ended October 31, 2019. Finally, during the period the Fund has begun to use futures, primarily for hedging purposes. In our view, utilizing futures could be expected to reduce hedging costs and, as a result, the Fund’s expense ratios.

Portfolio managers: Guy Benstead, David Falk, William Mock and Jeffrey Rosenkranz.

Historical Performance (Expressed in U.S. Dollars) (Unaudited)	October 31, 2019

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. Current performance may be lower or higher than the performance data cited. For more recent performance information, visit our website at www.sheltoncap.com. Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

INSTITUTIONAL SHARES

Average Annual Total Returns
for years ended 10/31/19

Fund/ Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)*
Shelton Tactical Credit Fund	0.37%	2.52%	N/A	3.94%
Barclays US Aggregate Bond Index	11.51%	3.24%	N/A	3.60%

INVESTOR SHARES

Average Annual Total Returns
for years ended 10/31/19

Fund/ Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)*
Shelton Tactical Credit Fund	0.22%	2.29%	N/A	3.70%
Barclays US Aggregate Bond Index	11.51%	3.24%	N/A	3.60%

* Fund inception date is December 12, 2013.

About Your Fund’s Expenses (Unaudited)	October 31, 2019

The Fund’s advisor, Shelton Capital Management (“Shelton Capital”), believes it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund. The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.

Actual Expenses

The first line of the tables below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value May 1, 2019 (in U.S. Dollars)	Ending Account Value October 31, 2019 (in U.S. Dollars)	Expenses Paid During Period* (in U.S. Dollars)	Net Annual Expense Ratio
Tactical Credit Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 975	$ 6.92	1.39%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,043	$ 7.16	1.39%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 972	$ 8.15	1.64%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,042	$ 8.44	1.64%

*	Expenses are equal to the Fund’s expense ratio annualized.

Top Holdings and Sector Breakdown (Unaudited)	October 31, 2019

Shelton Tactical Credit Fund

Long Positions		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Texas Private Activity Bond Surface Transportation Corp, 5.000%, 06/30/2058	$3,901,812	4.5%
2	California Pollution Control Financing Authority, 8.000%, 07/01/2039	3,640,546	4.2%
3	New York Transportation Development Corp, 5.250%, 01/01/2050	3,404,563	3.9%
4	California Community Housing Agency, 5.000%, 08/01/2049	3,387,090	3.9%
5	County of Jefferson AL Sewer Revenue, 6.500%, 10/01/2053	3,000,150	3.4%
6	Mississippi Development Bank, 6.875%, 12/01/2040	2,652,498	3.0%
7	Main Street Natural Gas Inc, 5.000%, 05/15/2049	2,574,253	2.9%
8	Consolidated Communications Inc, 6.500%, 10/01/2022	2,572,125	2.9%
9	Public Authority for Colorado Energy, 6.500%, 11/15/2038	2,548,881	2.9%
10	County of Cuyahoga OH, 5.000%, 02/15/2057	2,534,987	2.9%

Short Positions		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 5.500%, 03/01/2025	$(3,028,125)	-3.5%
2	Navient Corp, 5.875%, 10/25/2024	(2,420,500)	-2.8%
3	INEOS Group Holdings SA, 5.625%, 08/01/2024	(2,045,000)	-2.3%
4	GrubHub Holdings Inc, 5.500%, 07/01/2027	(1,875,000)	-2.1%
5	Carvana Co, 8.875%, 10/01/2023	(1,811,250)	-2.1%
6	Netflix Inc, 4.875%, 04/15/2028	(1,549,935)	-1.8%
7	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 9.750%, 12/01/2026	(1,097,500)	-1.3%
8	Coty Inc, 6.500%, 04/15/2026	(1,024,580)	-1.2%
9	Apple Inc, 4.450%, 05/06/2044	(914,440)	-1.0%
10	Ford Motor Co, 4.750%, 01/15/2043	(869,407)	-1.0%

Shelton Tactical Credit Fund Portfolio of Investments (Expressed in U.S. Dollars) October 31, 2019

Long Positions - Security Description	Shares	Value
Common Stock (0.05%)

Energy (0.03%)
Amplify Energy Corp*	264	$1,914
CHC Group LLC*,(a),(b)	6,978	27,912

Total Energy		29,826

Utilities (0.02%)
Vistra Energy Corp - Right(a)	17,126	14,557

Total Common Stock (Cost $404,233)		44,383

	Par Value
Corporate Debt (31.69%)

Basic Materials (0.98%)
Ferroglobe PLC / Globe Specialty Metals Inc, 9.375%, 03/01/2022 (144A)(c)	$1,500,000	967,500

Communications (4.63%)
Consolidated Communications Inc, 6.500%, 10/01/2022(c)	2,850,000	2,572,125
Lee Enterprises Inc, 9.500%, 03/15/2022 (144A)(c)	2,000,000	1,982,500

Total Communications		4,554,625

Consumer, Cyclical (8.15%)
Golden Nugget Inc, 6.750%, 10/15/2024(c)	1,650,000	1,699,665
JC Penney Corp Inc, 5.875%, 07/01/2023 (144A)(c)	2,000,000	1,740,000
PetSmart Inc, 7.125%, 03/15/2023(c)	2,500,000	2,312,500
Rite Aid Corp, 6.125%, 04/01/2023 (144A)(c)	2,200,000	1,872,860
The Bon-Ton Department Stores Inc, 8.000%, 06/15/2021(a),(c),(e)	5,000,000	400,000

Total Consumer, Cyclical		8,025,025

Energy (7.96%)
CHC Group LLC / CHC Finance Ltd, 0%, 10/01/2020(a)	1,000,000	250,000
Energy Transfer Operating LP, 6.625%(c),(d),(f)	2,255,000	2,150,706
EP Energy LLC / Everest Acquisition Finance Inc, 9.375%, 05/01/2024 (144A)(c),(e)	2,350,000	45,543
NGPL PipeCo LLC, 7.768%, 12/15/2037 (144A)(c)	1,500,000	1,933,905
Talos Production LLC / Talos Production Finance Inc, 11.000%, 04/03/2022(c)	2,125,000	2,162,188
Transocean Inc, 9.000%, 07/15/2023 (144A)	1,250,000	1,273,438

Total Energy		7,815,780

Financial (1.57%)
Kimco Realty Corp, 4.250%, 04/01/2045(c)	1,425,000	1,544,616

Long Positions - Security Description	Par Value	Value
Industrial (2.68%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 0%, 01/15/2022(a),(c)	$548,153	$186,372
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp, 12.250%, 11/15/2026	1,050,000	1,055,355
Scorpio Tankers Inc, 3.000%, 05/15/2022	1,275,000	1,394,623

Total Industrial		2,636,350

Technology (1.86%)
Rackspace Hosting Inc, 8.625%, 11/15/2024 (144A)(c)	2,000,000	1,830,000

Utilities (3.86%)
Pacific Gas & Electric Co, 6.050%, 03/01/2034(c),(e)	2,000,000	2,005,000
Southern California Edison Co, 4.875%, 03/01/2049(c)	1,500,000	1,783,828

Total Utilities		3,788,828

Total Corporate Debt (Cost $34,590,827)		31,162,724

Municipal Bonds (74.30%)

Airports (5.25%)
California Municipal Finance Authority, 5.000%, 12/31/2043(c)	1,500,000	1,755,060
New York Transportation Development Corp, 5.250%, 01/01/2050(c)	3,050,000	3,404,563

Total Airports		5,159,623

Development (20.80%)
Brooklyn Arena Local Development Corp, 5.000%, 07/15/2042(c)	1,850,000	2,101,933
California Pollution Control Financing Authority, 7.500%, 07/01/2032(c)	700,000	731,703
California Pollution Control Financing Authority, 7.500%, 12/01/2039(c)	1,000,000	969,720
California Pollution Control Financing Authority, 7.500%, 12/01/2040(c)	2,250,000	2,341,305
California Pollution Control Financing Authority, 8.000%, 07/01/2039 (144A)(c)	3,350,000	3,640,546
Clayton County Development Authority, 8.750%, 06/01/2029(c)	1,000,000	1,041,120
Mississippi Development Bank, 6.875%, 12/01/2040(c)	2,235,000	2,652,498
New Jersey Economic Development Authority, 5.250%, 09/15/2029(c)	2,275,000	2,486,143
New York Transportation Development Corp, 5.000%, 01/01/2036(c)	1,500,000	1,779,735
Ohio Air Quality Development Authority, 5.000%, 07/01/2049(c)	1,275,000	1,407,422
Virginia Small Business Financing Authority, 5.500%, 01/01/2042(c)	1,200,000	1,305,888

Total Development		20,458,013

See accompanying notes to financial statements.

Shelton Tactical Credit Fund Portfolio of Investments (Expressed in U.S. Dollars) (Continued) October 31, 2019

Long Positions - Security Description	Par Value	Value
General Obligation (8.29%)
Long Beach Bond Finance Authority, 5.500%, 11/15/2037(c)	$1,300,000	$1,838,135
Main Street Natural Gas Inc, 5.000%, 05/15/2043(c)	1,000,000	1,179,050
Main Street Natural Gas Inc, 5.000%, 05/15/2049(c)	1,900,000	2,574,253
Public Authority for Colorado Energy, 6.500%, 11/15/2038(c)	1,675,000	2,548,881
Puerto Rico Public Finance Corp, 5.500%, 08/01/2031(a),(c)	400,000	17,000

Total General Obligation		8,157,319

Higher Education (0.25%)
New York State Dormitory Authority, 5.000%, 07/01/2031(c)	200,000	241,290

Housing (3.35%)
California Municipal Finance Authority, 5.000%, 05/15/2048(c)	1,800,000	2,128,140
California Municipal Finance Authority, 5.000%, 05/15/2051(c)	1,000,000	1,179,880

Total Housing		3,308,020

Medical (16.71%)
Colorado Health Facilities Authority, 5.000%, 08/01/2044(c)	1,100,000	1,300,409
County of Cuyahoga OH, 5.000%, 02/15/2057(c)	2,275,000	2,534,987
County of Lucas OH, 5.250%, 11/15/2048(c)	1,000,000	1,156,420
Duluth Economic Development Authority, 5.250%, 02/15/2053(c)	1,000,000	1,193,320
Louisiana Public Facilities Authority, 5.000%, 05/15/2046(c)	1,000,000	1,152,250
Massachusetts Development Finance Agency, 5.000%, 07/01/2044(c)	1,700,000	1,912,007
New York State Dormitory Authority, 5.000%, 08/01/2035(c)	1,000,000	1,212,970
Oklahoma Development Finance Authority, 5.250%, 08/15/2048(c)	2,000,000	2,373,140
Oklahoma Development Finance Authority, 5.500%, 08/15/2057(c)	2,080,000	2,478,611
Westchester County Local Development Corp, 5.000%, 11/01/2046(c)	1,000,000	1,122,490

Total Medical		16,436,604

Multifamily Housing (5.70%)
California Community Housing Agency, 5.000%, 04/01/2049(c)	2,000,000	2,218,380
California Community Housing Agency, 5.000%, 08/01/2049(c)	3,000,000	3,387,090

Total Multifamily Housing		5,605,470

Long Positions - Security Description	Par Value	Value
Tobacco Settlement (1.12%)
Tobacco Settlement Financing Corp, 5.000%, 06/01/2046	$1,000,000	$1,100,920

Transportation (8.69%)
Buffalo & Fort Erie Public Bridge Authority, 5.000%, 01/01/2047(c)	1,300,000	1,523,093
Kentucky Public Transportation Infrastructure Authority, 5.750%, 07/01/2049(c)	675,000	755,730
Texas Private Activity Bond Surface Transportation Corp, 5.000%, 06/30/2058(c)	3,350,000	3,901,812
Texas Private Activity Bond Surface Transportation Corp, 6.750%, 06/30/2043(c)	1,530,000	1,773,607
Texas Private Activity Bond Surface Transportation Corp, 7.000%, 12/31/2038(c)	500,000	586,155

Total Transportation		8,540,397

Utilities (4.14%)
County of Jefferson AL Sewer Revenue, 0%, 10/01/2046(c)	1,100,000	1,059,696
County of Jefferson AL Sewer Revenue, 6.500%, 10/01/2053(c)	2,500,000	3,000,150

Total Financial		4,059,846

Total Municipal Bonds (Cost $69,636,305)		73,067,502

Term Loans (0.00%)
Texas Competitive Electric Holdings Co, LLC Escrow, 11.500%, 5/24/2020 (144A)(a),(c)	1,000,000	1,500
SquareTwo Financial Corp, 11.910%, 11/22/2049(a),(b)	352,555	—

Total Term Loans (Cost $472,710)		1,500

	Shares
Warrant (0.00%)
Amplify Energy Corp(a),(b) (Cost $0)	2,535	—

	Par Value
United State Treasury Bills (0.61%)
United States Treasury Bill, 0%, 11/26/2019(c) (Cost $599,306)	$600,000	599,303

Total Long Positions (Cost $105,703,381) (106.65%)		104,875,412
Liabilities in excess of other assets (6.65%)		(6,528,729)
Net Assets (100.00%)		98,346,683

See accompanying notes to financial statements.

Shelton Tactical Credit Fund Portfolio of Investments (Expressed in U.S. Dollars) (Continued) October 31, 2019

Short Positions - Security Description	Par Value	Value
Corporate Debt (-17.90%)

Basic Materials (-2.08%)
INEOS Group Holdings SA, 5.625%, 08/01/2024	$(2,000,000)	$(2,045,000)

Communications (-3.48%)
GrubHub Holdings Inc, 5.500%, 07/01/2027	(2,000,000)	(1,875,000)
Netflix Inc, 4.875%, 04/15/2028	(1,500,000)	(1,549,935)

Total Communications		(3,424,935)

Consumer, Cyclical (-6.79%)
Brinker International Inc, 5.000%, 10/01/2024	(100,000)	(106,063)
Carvana Co, 8.875%, 10/01/2023	(1,750,000)	(1,811,250)
Delphi Technologies PLC, 5.000%, 10/01/2025	(1,000,000)	(865,000)
Ford Motor Co, 4.750%, 01/15/2043	(1,000,000)	(869,407)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 5.500%, 03/01/2025	(2,850,000)	(3,028,125)

Total Consumer, Cyclical		(6,679,845)

Consumer, Non-Cyclical (-2.16%)
Coty Inc, 6.500%, 04/15/2026	(1,000,000)	(1,024,580)
RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 9.750%, 12/01/2026	(1,000,000)	(1,097,500)

Total Consumer, Non-Cyclical		(2,122,080)

Financial (-2.46%)
Navient Corp, 5.875%, 10/25/2024	(2,350,000)	(2,420,500)

Technology (-0.93%)
Apple Inc, 4.450%, 05/06/2044	(750,000)	(914,440)

Total Corporate Debt (Proceeds 17,146,081)		(17,606,800)

Total Short Positions (-17.90%)		(17,606,800)

*	Non-income producing security.

(a)	Security is illiquid.

(b)	Level 3 security fair valued according to procedures approved by the Board of Trustees. Total Value of fair valued positions is $27,912, which is 0.0% of net assets.

(c)	All or a portion of this security has been segregated as collateral.

(d)	Perpetual security, maturity date not applicable.

(e)	Defaulted security.

(f)	Variable rate security.

(g)	Futures contracts at October 31, 2019:

Contracts - $1,000 times premium / delivery month / commitment / exchange

	Notional Amount	Value	Unrealized Appreciation
US 10yr Ultra
45 / DEC 2019 / Short / CME	$(6,352,032)	$(6,394,922)	$(42,890)

US ULTRA BOND CBT
30 / DEC 2019 / Short / CME	(5,530,312)	(5,692,500)	(162,188)

US 5YR NOTE CBT
25 / DEC 2019 / Short / CME	(2,971,484)	(2,980,078)	(8,594)

Total Futures	$(14,853,828)	$(15,067,500)	$(213,672)

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended October 31, 2019 is $15,287,791, which represents 15.5% of net assets.

See accompanying notes to financial statements.

Shelton Tactical Credit Fund Statement of Assets and Liabilities October 31, 2019

Assets
Investments in securities
Cost of investments	$105,703,381
Market value of investments (Note 1)	104,875,412
Cash	144,090
Deposits at Broker	11,989,077
Interest receivable	1,492,051
Receivable for fund shares sold	122,921
Total assets	$118,623,551

Liabilities
Payables and other liabilites
Short positions, at value (proceeds $17,146,081)	17,606,800
Unrealized depreciation on futures	213,672
Variation margin payable	79,924
Payable for securities purchased	1,992,146
Payable for fund shares repurchased	14,326
Payable to investment advisor	108,401
Interest payable	205,893
Accrued 12b-1 fees	5,729
Accrued Administration fees	8,444
Accrued Audit fees	27,585
Accrued CCO fees	604
Accrued Custody fees	100
Accrued Expenses	5,973
Accrued Fund Accounting Fees	2,972
Accrued Printing fees	843
Accrued Transfer Agent fees	2,653
Accrued Trustee fees	803
Total liabilities	20,276,868

Net assets	$98,346,683

Net assets at October 31, 2019 consist of
Paid-in capital	100,496,388
Distributable earnings/(loss)	(2,149,705)
Total net assets	$98,346,683

Net assets
Institutional Shares	$77,404,540
Investor Shares	$20,942,143

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	7,348,347
Investor Shares (no par value, unlimited shares authorized)	1,987,663

Net asset value per share
Direct or Institutional Shares	$10.53
Investor Shares	$10.54

See accompanying notes to financial statements.

Shelton Tactical Credit Fund Statement of Operations For the Six Months Ended October 31, 2019

Investment income
Interest income	$2,709,147
Dividend income	710
Total	$2,709,857

Expenses
Interest on short positions	$560,341
Management fees (Note 2)	890,453
Administration fees (Note 2)	125,633
Transfer agent fees	42,074
Accounting services	16,024
Custodian fees	2,095
Legal and audit fees	30,661
CCO fees (Note 2)	13,026
Trustees fees	9,841
Insurance	9,444
Printing	24,826
Reorganization	75,000
Registration and dues	37,861
Shareholder servicing fee	48,351
12b-1 fees Investor Shares (Note 2)	32,983
Other Expenses	3,286
Total expenses	$1,921,899
Less reimbursement from manager (Note 2)	(82,500)
Net expenses	$1,839,399
Net investment income	$870,458

Realized and unrealized gain (loss) on investments
Net realized gain/(loss) from security transactions	$799,792
Net realized gain/(loss) from futures contracts	(328)
Change in unrealized appreciation/(depreciation) of investments	(1,577,174)
Change in unrealized appreciation/(depreciation) of futures	(213,672)
Net realized and unrealized gain/(loss) on investments	$(991,382)

Net increase/(decrease) in net assets resulting from operations	$(120,924)

See accompanying notes to financial statements.

Shelton Tactical Credit Fund Statements of Changes in Net Assets

	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations
Net investment income/(loss)	$870,458	$1,187,558
Net realized gain/(loss) on investments and foreign currency transactions	799,792	789,023
Net realized gain/(loss) from futures contracts	(328)	N/A
Change in unrealized appreciation/(depreciation) of investments	(1,577,174)	1,647,112
Change in unrealized appreciation/(depreciation) of futures	(213,672)	N/A
Net increase/(decrease) in net assets resulting from operations	(120,924)	3,623,693

Distributions to shareholders
Distributions
Institutional Shares	(2,878,902)	(1,819,311)
Investor Shares	(454,044)	(527,827)
Total Distributions	(3,332,946)	(2,347,138)

Capital share transactions
Increase/(Decrease) in net assets resulting from capital share transactions	23,561,055	(13,084,717)
Total increase/(decrease)	20,107,185	(11,808,162)

Net assets
Beginning of year	78,239,498	90,047,660
End of year	$98,346,683	$78,239,498

See accompanying notes to financial statements.

Shelton Tactical Credit Fund Statements of Changes in Net Assets (Continued)

	Institutional Shares
	Year Ended October 31, 2019		Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	2,106,451	$22,539,110	2,434,498	$26,270,294
Shares issued in reinvestment of distributions	269,855	2,862,678	169,169	1,803,565
Shares gained with reorganization (Note 5)	1,323,638	14,151,144	N/A	N/A
Shares repurchased	(2,386,026)	(25,533,586)	(2,809,491)	(30,240,937)
Net increase (decrease)	1,313,918	$14,019,346	(205,824)	$(2,167,078)

	Investor Shares
	Year Ended October 31, 2019		Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	788,699	$8,416,077	533,141	$5,792,986
Shares issued in reinvestment of distributions	42,617	451,523	49,816	527,702
Shares gained with reorganization (Note 5)	904,245	9,662,403	N/A	N/A
Shares repurchased	(846,542)	(8,988,294)	(1,621,803)	(17,238,327)
Net increase (decrease)	889,019	$9,541,709	(1,038,846)	$(10,917,639)

See accompanying notes to financial statements.

Shelton Tactical Credit Fund Statement of Cash Flows For the Year Ended October 31, 2019

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$(120,924)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by/(used for) operating activities:
Purchases of long-term portfolio investments	(132,390,903)
Sales of long-term portfolio investments	162,568,405
Proceeds from securities sold short	33,674,157
Cover short securities	(61,834,985)
Sales of short-term investments, net	5,279,706
Increase in dividends and interest receivable	(227,279)
Decrease in other assets	15,900
Decrease in short dividends and interest payable	(182,513)
Decrease in accrued expenses	(46,429)
Increase in advisory fees	43,824
Net amortization	479,196
Net realized gain on investments	(799,464)
Net change in unrealized appreciation/depreciation of investments	1,790,846
Cash acquired in merger net of non-cash assets and liabilities	521,862
Net cash provided by operating activities	8,771,399
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	30,852,265
Cost of shares redeemed	(34,507,555)
Dividends paid to shareholders, net of reinvestments	(18,745)
Net cash used by financing activities	(3,674,035)

Net increase in cash	5,097,364

Cash and cash equivalents:
Beginning cash balance	1,018,126
Beginning cash held at broker	6,017,678
Total beginning cash and cash equivalents	7,035,804

Ending cash balance	144,090
Ending cash held at broker	11,989,078
Total ending cash and cash equivalents	$12,133,168

Supplemental of non-cash transaction:
Non-cash assets acquired and liabilities assumed in merger for issuance of shares	$23,813,547

See accompanying notes to financial statements.

Shelton Tactical Credit Fund Financial Highlights For a Share Outstanding Throughout Each Year or Period

	Institutional Shares
	Year Ended October 31, 2019		Year Ended October 31, 2018		For the Period December 1, 2016 through October 31, 2017(a)		Year Ended November 30, 2016		Year Ended November 30, 2015		For the Period December 12, 2013 through November 30, 2014(b)
Net asset value, beginning of year	$10.97		$10.75		$10.68		$10.48		$10.93		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.12		0.17		0.22		0.25		0.26		0.26
Net gain/(loss) on securities (both realized and unrealized)	(0.09)		0.38		0.27		0.21		(0.45)		0.82
Total from investment operations	0.03		0.55		0.49		0.46		(0.19)		1.08
LESS DISTRIBUTIONS
Dividends from net investment income	(0.36)		(0.29)		(0.28)		(0.26)		(0.26)		(0.15)
Distributions from capital gains	(0.11)		(0.04)		(0.14)		—		—		—
Total distributions	(0.47)		(0.33)		(0.42)		(0.26)		(0.26)		(0.15)
Redemption fees(c)	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Net asset value, end of year	$10.53		$10.97		$10.75		$10.68		$10.48		$10.93

Total return	0.37%		5.20%		4.63	%(e)	4.41%		(1.80)%		10.83	%(e)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$77,405		$66,195		$67,084		$57,555		$44,465		$34,447
Ratio of expenses to average net assets:
Before expense reimbursements	2.25	%(f)	5.18	%(g)	4.35	%(g),(h)	4.26	%(g)	3.83	%(g)	3.87	%(g),(h)
After expense reimbursements	2.14	%(f)	4.95	%(g)	4.15	%(g),(h)	3.93	%(g)	3.47	%(g)	2.83	%(g),(h)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.00%		1.38%		2.03	%(h)	2.02%		2.11%		1.42	%(h)
After expense reimbursements	1.11%		1.61%		2.23	%(h)	2.35%		2.47%		2.46	%(h)
Portfolio turnover	116%		63%		69	%(e)	70%		64%		95	%(e)

(a)	Fiscal year end changed from November 30 to October 31.
(b)	Fund inception December 12, 2013.
(c)	Based on average shares outstanding for the period.
(d)	Amount less than $0.01 per share.
(e)	Not annualized.
(f)	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.66% for the year ended October 31, 2019.
(g)

If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 3.56% for the year ended October 31, 2018, 2.76% for the period December 1, 2016 through October 31, 2017, and by 2.54%, 2.08%, and 1.44% for the periods ended November 30, respectively.

(h)	Annualized.

See accompanying notes to financial statements.

Shelton Tactical Credit Fund Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

	Investor Shares
	Year Ended October 31, 2019		Year Ended October 31, 2018		For the Period December 1, 2016 through October 31, 2017(a)		Year Ended November 30, 2016		Year Ended November 30, 2015		For the Period December 12, 2013 through November 30, 2014(b)
Net asset value, beginning of year	$10.96		$10.74		$10.68		$10.48		$10.93		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.08		0.15		0.20		0.23		0.24		0.23
Net gain/(loss) on securities (both realized and unrealized)	(0.06)		0.37		0.25		0.21		(0.46)		0.84
Total from investment operations	0.02		0.52		0.45		0.44		(0.22)		1.07
LESS DISTRIBUTIONS
Dividends from net investment income	(0.33)		(0.26)		(0.25)		(0.24)		(0.23)		(0.14)
Distributions from capital gains	(0.11)		(0.04)		(0.14)		—		—		—
Total distributions	(0.44)		(0.30)		(0.39)		(0.24)		(0.23)		(0.14)
Redemption fees(c)	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Net asset value, end of year	$10.54		$10.96		$10.74		$10.68		$10.48		$10.93

Total return	0.22%		4.93%		4.28	%(e)	4.17%		(2.04)%		10.68	%(e)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$20,942		$12,044		$22,964		$18,206		$5,627		$5,943
Ratio of expenses to average net assets:
Before expense reimbursements	2.64	%(f)	5.43	%(g)	4.60	%(g),(h)	4.51	%(g)	4.08	%(g)	4.12	%(g),(h)
After expense reimbursements	2.58	%(f)	5.20	%(g)	4.40	%(g),(h)	4.18	%(g)	3.72	%(g)	3.08	%(g),(h)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.70%		1.13%		1.78	%(h)	1.77%		1.86%		1.17	%(h)
After expense reimbursements	0.76%		1.36%		1.98	%(h)	2.10%		2.22%		2.21	%(h)
Portfolio turnover	116%		63%		69	%(e)	70%		64%		95	%(e)

(a)	Fiscal year end changed from November 30 to October 31.
(b)	Fund inception December 12, 2013.
(c)	Based on average shares outstanding for the period.
(d)	Amount less than $0.01 per share.
(e)	Not annualized.
(f)	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.66% for the year ended October 31, 2019.
(g)

If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 3.56% for the year ended October 31, 2018, 2.76% for the period December 1, 2016 through October 31, 2017, and by 2.54%, 2.08%, and 1.44% for the periods ended November 30, respectively.

(h)	Annualized.

See accompanying notes to financial statements.

Shelton Tactical Credit Fund	Notes to Financial Statements	October 31, 2019

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. The Trust currently consists of four separate series, one of which is included in these financial statements.

Shelton Tactical Credit Fund (“Tactical Credit Fund”) is an open-end, non-diversified series of the Trust. The inception date is December 16, 2014. The Fund’s investment objective is to seek current income and capital appreciation. Effective July 1, 2016, Shelton Capital Management, a California limited partnership (“Shelton” or the “Advisor”) became the advisor to the Fund. The Tactical Credit Fund is a successor to a series of the FundVantage Trust, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on March 17, 2017. Prior to March 17, 2017, the Successor Fund had no investment operations. As a result of the reorganization, holders of Class A Shares and Class C Shares of the former Tactical Credit Fund received Investor Shares of the successor Tactical Credit Fund and holders of Advisor Class Shares of the former Tactical Credit Fund received Institutional Shares of the successor Tactical Credit Fund. See Note 5 for more information.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

(a)    Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to the Advisor’s Pricing Committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b)    Federal Income Taxes — No provision is considered necessary for federal income taxes. The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c)    Short Sales — Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d)    Municipal Bonds — Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(e)    Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Distributions to shareholders are recorded on the ex-dividend date for the Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Shelton Tactical Credit Fund	Notes to Financial Statements (Continued)	October 31, 2019

These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(f)    Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g)    Concentration — The Fund aims to use related credit asset classes on both the long and short side to generate an attractive rate of return with low volatility. Portfolio construction is implemented with a relative value framework and looks across the entire balance sheet of a corporation from senior secured down through subordinated, equity-linked bonds. This hedged approach is designed to generate performance that is less reliant on the direction of the overall market than a typical credit-based fund.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

(f)    Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(g)    Share Valuations — The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

(h)    Accounting for Uncertainty in Income Taxes — The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2015-2017) or expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i)    Fair Value Measurements — The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Shelton Tactical Credit Fund	Notes to Financial Statements (Continued)	October 31, 2019

The following table summarizes the valuation of the Trust’s securities at October 31, 2019 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Investments	Futures Contracts(d)
Shelton Tactical Credit Fund
Assets	$16,471	$104,831,029	$27,912	$104,875,412	$—
Liabilities	$—	$17,606,800	$—	$17,606,800	$79,924

(a)	It is the Fund’s policy to recognize transfers between levels on the last day of the fiscal reporting period.
(b)	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	All fixed income securities held in the Fund are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.

Level 3 Securities	Shelton Tactical Credit Fund
Beginning Balance	$—
Net Purchases	—
Net Sales	—
Total Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	$27,912
Accrued Interest	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance	$27,912

	Fair Value as of 10/31/2019	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Amplify Energy Corp Warrant	—	Estimated recovery proceeds	Expected remaining distributions	$0.00	Increase
CHC Group LLC Common Stock	$27,912	Estimated recovery proceeds	Expected remaining distributions	$4.00	Increase
SquareTwo Financial Corp Bank Loan	—	Estimated recovery proceeds	Expected remaining distributions	$0.00	Increase

(j) Disclosure about Derivative Instruments and Hedging Activities — The Fund has adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

At October 31, 2019, the number of open future contracts in the Tactical Credit Fund was 100. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities.

The effect of derivative instruments on the Statements of Assets & Liabilities for the year ended October 31, 2019:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Payable
Tactical Credit Fund – Fixed Income contracts	$79,924

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2019:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain/ (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation/ (Depreciation) on Futures Recognized in Income
Tactical Credit Fund – Fixed Income contracts	$(328)	$(213,672)

Shelton Tactical Credit Fund	Notes to Financial Statements (Continued)	October 31, 2019

The previously disclosed derivative instruments outstanding as of October 31, 2019, and their effect on the Statement of Operations for the year ending October 31, 2019, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the year:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
Tactical Credit Fund – Fixed Income contracts	$(14,853,828)

NOTE 2 – INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

The Fund pays the Advisor an annual investment advisory fee equal to 1.17% of the Fund’s average daily net assets. Prior to the reorganization into the Fund on June 21, 2019, the Cedar Ridge Unconstrained Credit Fund (the accounting survivor of the reorganization) paid an annual advisory fee equal to 1.00% of the Cedar Ridge Unconstrained Credit Fund’s average daily net assets.

The Advisor contractually agreed to reduce total operating expense to the Fund. This additional contractual reimbursement (excluding certain compliance costs, extraordinary expenses such as litigation or merger and reorganization expenses, for example) is effective until the date listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to the Fund, and the voluntary expense limits, for the year ended October 31, 2019 are as follows:

	Voluntary Expense Limitation
Fund	Institutional Shares	Investor Shares	Contractual Dates
Cedar Ridge Unconstrained Credit Fund	1.42%	1.67%	11/1/18 – 6/21/19
Tactical Credit Fund	1.39%	1.64%	6/21/19 – 6/1/21

At October 31, 2019, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $624,606. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 11/30/19	Expires 10/31/20	Expires 10/31/21	Expires 10/31/22	Total
Tactical Credit Fund	$206,323	$166,929	$168,854	$82,500	$624,606

*	The financial information presented reflects the expense reimbursement by Shelton Capital Management in effect from June 21, 2019 to May 1, 2020.

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton Capital. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed in the Statement of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The SCM Trust has adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of the Fund pays RFS Partners, the Fund’s distributor, (the “Distributor”), an affiliate of Shelton Capital, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Fund will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

For the year ended October 31, 2019 the following were paid:

Fund	Class Investor 12b-1 Fees
Tactical Credit Fund	$32,983

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the period are included in the Statement of Operations.

NOTE 3 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended October 31, 2019 were as follows:

Fund	Purchases	Sales
Tactical Credit Fund	$168,057,207	$222,234,658

Shelton Tactical Credit Fund	Notes to Financial Statements (Continued)	October 31, 2019

NOTE 4 – TAX CHARACTER

The fund has a tax year of December 31. The following tax information pertains to the Cedar Ridge Unconstrained Credit Fund, which is the performance and accounting survivor of the merger (see Note 5), for the year ended October 31, 2018.

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2018, permanent differences resulting from different book and tax accounting for expiration of capital loss carryforwards, PFIC Reclasses and treatment of foreign currency gains have been reclassified. The reclassifications were as follows:

	Increase/ (Decrease) Paid-In Capital	Increase/ (Decrease) Accumulated Gain/(Loss)
Tactical Credit Fund	$(172,324)	$172,324

Tax Basis of Distributable Earnings: The tax character of distributable earnings at October 31, 2018 was as follows:

	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October and Other Losses	Total Distributable Earnings
Tactical Credit Fund	$1,030,142	$—	$—	$543,948	$—	$1,574,090

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to wash sales.

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the year ended October 31, 2018 are as follows:

Fund	Return of Capital	Ordinary Income	Long-Term Capital Gains(a)	Exempt-Interest Dividends	Total Distributions
Shelton Tactical Credit Fund	$—	$329,464	$1,928	$2,015,746	$2,347,138

(a)	The Fund designates Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended October 31, 2018.

Distributions for the year ended October 31, 2019 consist of distributions from the Cedar Ridge Unconstrained Credit Fund, the performance and accounting survivor of the merger, prior to the merger date and distributions post-merger. The tax characteristics of the distributions will be determined at December 31 based on the Shelton Tactical Credit Fund, which is the tax survivor. A final tax return for the Cedar Ridge Unconstrained Credit Fund was filed for the period ended June 31, 2019, the date of the merger.

The tax basis of the distributable earnings at October 31, 2019 will be determined at the December 31 tax year end of the Fund based on the earnings of the Shelton Tactical Credit Fund prior to and post-merger. At October 31, 2019 the Fund had distributable earnings/(deficit) on a tax basis of approximately $(5,900,000) including capital loss carryforwards of approximately $3,100,000 at December 31, 2018.

NOTE 5 – REORGANIZATIONS

On June 19, 2019, the shareholders of the Cedar Ridge Unconstrained Credit Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the Shelton Tactical Credit Fund. Cedar Ridge Unconstrained Credit Fund is the performance and accounting survivor of the reorganization, Shelton Tactical Credit is the legal and tax survivor. The reorganization was effective as of the close of business on June 21, 2019. The following table illustrates the specifics of the Fund’s reorganization:

Shelton Tactical Credit Fund Pre-Reorganization Net Assets	New Shares issued to Shareholders of Shelton Tactical Credit Fund	Cedar Ridge Unconstrained Credit Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$23,813,547(a)	2,227,883	$76,412,507	$100,226,054	Non-taxable

(a)	Includes undistributed net investment income, accumulated realized losses and unrealized appreciation in the amounts of $—, $— and $760,216, respectively, from the merged fund.

Shelton Tactical Credit Fund	Notes to Financial Statements (Continued)	October 31, 2019

As of close of business on June 21, 2019, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
Shelton Tactical Credit – Institutional Class	10.17	0.9514	1,323,638	$14,151,144	10.69	Shelton Tactical Credit – Institutional Class
Shelton Tactical Credit – Investor Class	10.15	0.9499	904,245	$9,662,403	10.69	Shelton Tactical Credit – Investor Class
Cedar Ridge Unconstrained Credit Fund – Institutional Class	10.69	1.0000	6,189,879	$66,176,655	10.69	Shelton Tactical Credit – Institutional Class
Cedar Ridge Unconstrained Credit Fund – Investor Class	10.69	1.0000	957,909	$10,235,852	10.69	Shelton Tactical Credit – Investor Class

NOTE 6 – RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, accounting principles generally accepted in the United States of America (“GAAP”), International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

NOTE 7 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
SCM Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Shelton Tactical Credit Fund (the “Fund”), a series of SCM Trust (the “Trust”), including the schedules of investments, as of October 31, 2019, and the related statements of operations, statements of changes in net assets, and financial highlights for periods indicated within the financial statements, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers or through other appropriate auditing procedures where replies from brokers were unable to be obtained. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 30, 2019

Shelton Tactical Credit Fund	Additional Information	October 31, 2019

Fund Holdings

The Fund holdings shown in this report are as of October 31, 2019. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling (800) 955-9988.

Proxy Voting Policy

The Fund’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the SCM Trust uses to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

About this Report

This report is submitted for the general information of the shareholders of the SCM Trust. It is authorized for distribution only if preceded or accompanied by a current SCM Trust prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Fund’s website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Fund.

Board of Trustees and Executive Officers

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Chairman of the Board, Trustee, President	Since August, 1999, Since August 1999, Since August 1999
Kevin T. Kogler	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Trustee	Since May, 2006
Marco L. Quazzo	1875 Lawrence Street, Suite 300 Denver, CO 80202	1962	Trustee	Since August, 2014
Stephen H. Sutro	1875 Lawrence Street, Suite 300 Denver, CO 80202	1969	Trustee	Since May, 2006
William P. Mock	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Treasurer	Since February, 2010
Gregory T. Pusch	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Chief Compliance Officer, Secretary	Since March, 2017

Each Trustee oversees the Trust’s four Funds, one of which is covered by this report. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present.
Gregory T. Pusch	Principal Occupations Past five years: Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance / CCO, HarbourVest Partners 2012-2015.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

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ITEM 2. CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.
(c)	Not applicable
(d)	Not applicable
(e)	Not applicable
(f)	A copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 955-9988.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	As of the end of the Reporting Period, Registrant does not have a named audit committee financial expert serving on its audit committee.
(a)(2)	Not applicable
(a)(3)	Since April 2011, no single independent trustee meets the criteria of "audit committee financial expert". The Board has determined that the collective skills of the audit committee members are sufficient to satisfy the requirements.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d)

The following table presents the aggregate fees billed to the registrant in respect of its Shelton Tactical Credit Fund series for fiscal years ended October 31, 2018 and October 31, 2019 for professional services rendered for the audit of the annual financial statements or services provided by the accountant in connection with statutory and regulatory filings or engagements for each of the fiscal years.

	10/31/18	10/31/19
Audit Fees	$12,500	$12,500
Audit-Related Fees	0	0
Tax Fees *	2,500	2,500
All Other Fees	0	0
Total	$15,000	$15,000

*	Tax Fees consist of the aggregate fees billed for professional services rendered to the registrant by the principal accountant for tax compliance, tax advice, and tax planning and specifically include fees for review or preparation of U.S. federal, state, local and excise tax returns; U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and tax advice regarding tax qualification.

(e)(1)	In accordance with the Audit Committee Charter, the Audit Committee shall pre-approve the engagement of the auditor, including the fees to be paid to the auditor, to provide any audit or non-audit services to the registrant and any non-audit services to the registrant’s investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides on-going services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant. The Chairman of the Audit Committee may pre-approve certain services to be provided by the auditor to the registrant. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.
(e) (2)	All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.
(f)	N/A
(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, for each of the fiscal years ended October 31, 2018 and October 31, 2019 are $0 and $0, respectively.
(h)	N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee, established in accordance with Section 3(a) (58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The members are: Kevin T. Kogler (Chairman), Stephen H. Sutro, and Marco L. Quazzo.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Registrant converted from a closed-end to an open-end management investment company in October 2011.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Registrant converted from a closed-end to an open-end management investment company in October 2011.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Registrant has converted from a closed-end to an open-end management investment company in October 2011.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half- year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable. Registrant converted from a closed-end to an open-end management investment company in October 2011.

ITEM 13. EXHIBITS.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”).
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCM Trust

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: January 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: January 3, 2020

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: January 3, 2020